Average Annual Total Returns - FIMMFunds-Class3ComboPRO - FIMMFunds-Class3ComboPRO - Fidelity Investments Money Market Tax-Exempt Portfolio - Fidelity Investments Money Market Tax Exempt Portfolio - Class III - Return Before Taxes
May 30, 2024
Average Annual Return:
Past 1 year	2.95%
Past 5 years	1.05%
Past 10 years	0.70%